May 01, 2017
Pioneer Bond VCT Portfolio

Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

The Trustees of Pioneer Variable Contracts Trust have authorized a change to Pioneer Bond VCT Portfolio's investment objectives.

Effective September 1, 2017, the following replaces the Portfolio's investment objectives:

Investment objectives

The portfolio seeks current income and total return.